Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash Flows from Operating Activities
Net loss	$ (5,399)	$ (13,919)
Adjustment to reconcile net loss to net cash provided by operating activities:
Depreciation	108	40
Amortization of intangibles	1,789	1,558
Impairment of goodwill		7,805
Gain on earn out - Integrio acquisition	(934)
Gain on the settlement of vendor liabilities	(220)
Amortization of debt discount	299	498
Provision for doubtful accounts	41
Other	79	206
Changes in operating assets and liabilities:
Accounts receivable	1,187	5,017
Other receivables	7	(25)
Inventories	7	193
Prepaid assets and other current assets	(1,054)	365
Prepaid licenses & maintenance contracts	6,898	9,787
Other assets	(25)	35
Accounts payable	(8,010)	3,711
Accrued liabilities	(2,484)	62
Accrued issuable equity	154
Deferred revenue	(8,060)	(10,671)
Other liabilities	(934)	(681)
Total Adjustments	(11,152)	17,900
Net Cash (Used In) Provided By Operating Activities	(16,551)	3,981
Cash Flows From Financing Activities
Related party advances	750
Revolver line of credit	1,019
Net distributions from (to) parent	14,849	(4,906)
Net Cash Provided by (Used In) Financing Activities	16,618	(4,906)
Net Increase (Decrease) in Cash	67	(925)
Cash- beginning of period	22	937
Cash- end of period	89	12
Cash paid for:
Interest	465	12
Income taxes
Supplemental Disclosure of non-cash financing activities:
Common shares issued for a trademark license	40
Adjustment to opening retained earnings for adoption of ASC 606	$ 1,287